Goodwill And Intangible Assets (Schedule Of Future Amortization Expense) (Details) $ in Millions	Sep. 30, 2017 USD ($)
Goodwill And Intangible Assets [Abstract]
2018	$ 57.5
2019	57.4
2020	55.0
2021	49.7
2022	$ 48.0